Restatement of Previously Issued Financial Statements - Statement of Changes in Stockholders' Deficit (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022
Restatement of Previously Issued Financial Statements
Adjustment for accretion of Class A common stock subject to possible redemption amount	$ (1,507,323)			$ 2,175,524
Class A common stock subject to possible redemption
Restatement of Previously Issued Financial Statements
Adjustment for accretion of Class A common stock subject to possible redemption amount		$ 3,724,646	$ 3,142,144
As Previously Reported | Class A common stock subject to possible redemption
Restatement of Previously Issued Financial Statements
Adjustment for accretion of Class A common stock subject to possible redemption amount			(582,502)
Restatement Adjustment | Class A common stock subject to possible redemption
Restatement of Previously Issued Financial Statements
Adjustment for accretion of Class A common stock subject to possible redemption amount		$ 3,724,646	$ 3,724,646